EQUITY (Details 2) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares
IfrsStatementLineItems [Line Items]
Total shares after redemptions share | shares	8,407,025	8,407,025	8,407,025	8,407,025
Additional Shares Issued To Pipe Investors Shares | shares	6,714,931	6,714,931	6,714,931	6,714,931
Total Shares Issued To DD3 Shareholders Shares | shares	15,121,956	15,121,956	15,121,956	15,121,956
Cash USD [Member]
IfrsStatementLineItems [Line Items]
Total shares after redemptions | $		$ 49,177		$ 49,177
Additional shares issued to PIPE investors | $		67,149		67,149
Total shares issued to DD3 shareholders | $		$ 116,326		$ 116,327
Cash Euro [Member]
IfrsStatementLineItems [Line Items]
Total shares after redemptions	€ 43,300		€ 43,300
Additional shares issued to PIPE investors	59,124		59,124
Total shares issued to DD3 shareholders	102,424		102,425
Issued capital S [Member]
IfrsStatementLineItems [Line Items]
Total shares after redemptions	8,407		8,407
Additional shares issued to PIPE investors	6,715		6,715
Total shares issued to DD3 shareholders	15,122		15,122
Share Premiums [Member]
IfrsStatementLineItems [Line Items]
Total shares after redemptions	61,288		61,288
Additional shares issued to PIPE investors	52,410		52,410
Total shares issued to DD3 shareholders	113,698		113,697
Total Equity [Member]
IfrsStatementLineItems [Line Items]
Total shares after redemptions	69,695		69,695
Additional shares issued to PIPE investors	59,124		59,124
Total shares issued to DD3 shareholders	€ 128,819		€ 128,819